Dividends (Details) $ / shares in Units, € in Millions, $ in Millions							3 Months Ended				6 Months Ended
	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)	Apr. 25, 2023 $ / shares	Mar. 28, 2023 USD ($)	Mar. 28, 2023 EUR (€)	Feb. 21, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Dividends
Cash dividends on preferred shares declared and paid | $							$ 6				$ 12
Total dividends paid | $							65		$ 121		131	$ 121
Dividend Installment One | Ordinary shares
Dividends
Cash dividends on ordinary shares declared and paid | $				$ 60					60		60	60
Cash dividend paid per ordinary share | $ / shares								$ 0.10		$ 0.10
Cash dividend declared per ordinary share | $ / shares						$ 0.10
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid				$ 6	€ 6						6
Dividend rate (as a percentage)						9.00%
Dividend Installment Two | Ordinary shares
Dividends
Cash dividends on ordinary shares declared and paid | $	$ 59						$ 59		$ 61		59	$ 61
Cash dividend paid per ordinary share | $ / shares							$ 0.10		$ 0.10
Cash dividend declared per ordinary share | $ / shares			$ 0.10
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid	$ 6	€ 6					$ 6				$ 6
Dividend rate (as a percentage)			9.00%